Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Balances at the beginning of the year	$ 1,158,071	$ 1,333,237
Loans obtained	18,116	190,345
Loans repaid	(115,095)	(314,077)
Interest paid	(83,739)	(96,168)	$ (83,791)
Accrued interest for the year	89,216	103,020
Debt renegotiation expenses	(193)	(2,467)	(110)
Translation differences and inflation adjustment	28,842	(55,819)
Balances at the end of the year	$ 1,095,218	$ 1,158,071	$ 1,333,237